ACCOUTING POLICIES, CHANGES IN ACCOUNTING ESTIMATES	12 Months Ended
Dec. 31, 2017
Disclosure Of Accouting Policies Changes In Accounting Estimates Abstract [Abstract]
Disclosure of changes in accounting policies, accounting estimates and errors [text block]	NOTE 2. ACCOUTING POLICIES, CHANGES IN ACCOUNTING ESTIMATES There have been no changes in the treatment of estimates, amendments and accounting policies with respect to same period of last year.